Expense Example - Grant Park Multi Alternative Strategies Fund	Jan. 27, 2026 USD ($)
Grant Park Multi Alternative Strategies Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 750
Expense Example, with Redemption, 3 Years	1,117
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	2,599
Grant Park Multi Alternative Strategies Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,915
Grant Park Multi Alternative Strategies Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
Grant Park Multi Alternative Strategies Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 2,148